Loans, borrowings, leases, cash and cash equivalents and short-term investments - Credit and financing lines (Details) - Revolving credit facilities $ in Millions	Jun. 30, 2021 USD ($)
Loans and borrowings
Available amount	$ 5,000
Maturing On June 2022
Loans and borrowings
Available amount	2,000
Maturing On December 2024
Loans and borrowings
Available amount	$ 3,000